Restatement of Previously Issued Financial Statements (Tables)	9 Months Ended
Jun. 30, 2022
CIK 0001853314 Gesher I Acquisition Corp
Schedule of restatement on the Company's financial statements

	As Previously
Balance Sheet as of June 30, 2022	Reported	Adjustment	As Restated
Accrued offering costs and expenses	$1,018,922	$577,600	$1,596,522
Current liabilities	$2,118,867	$577,600	$2,696,467
Total liabilities	$6,143,867	$577,600	$6,721,467
Accumulated deficit	$(5,605,801)	$(577,600)	$(6,183,401)
Total shareholders’ deficit	$(5,605,493)	$(577,600)	$(6,183,093)

	As Previously
Statement of operations for the three months ended June 30, 2022	Reported	Adjustment	As Restated
Formation and operating costs	$1,665,239	$577,600	$2,242,839
Net loss	$(1,517,708)	$(577,600)	$(2,095,308)
Basic net income (loss) per common share, ordinary shares subject to possible redemption	$(0.10)	$(0.04)	$(0.14)
Basic net income (loss) per common share, nonredeemable ordinary shares	$(0.10)	$(0.04)	$(0.14)

	As Previously
Statement of operations for the nine months ended June 30, 2022	Reported	Adjustment	As Restated
Formation and operating costs	$2,589,291	$577,600	$3,166,891
Net loss	$(2,384,489)	$(577,600)	$(2,962,089)
Basic net loss per common share, ordinary shares subject to possible redemption	$(0.17)	$(0.04)	$(0.21)
Basic net loss per common share, nonredeemable ordinary shares	$(0.17)	$(0.04)	$(0.21)

	As Previously
Statement of Stockholders’ Deficit for the Three Months Ended June 30, 2022	Reported	Adjustment	As Restated
Net loss	$(1,517,708)	$(577,600)	$(2,095,308)
Accumulated deficit	$(5,605,801)	$(577,600)	$(6,183,401)
Total shareholders’ deficit	$(5,605,493)	$(577,600)	$(6,183,093)

	As Previously
Statement of Cash Flows for the Nine Months Ended June 30, 2022	Reported	Adjustment	As Restated
Net loss	$(2,384,489)	$(577,600)	$(2,962,089)
Accrued offering costs and expense	$996,604	$577,600	$1,574,204